PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash provided by/(used in) operating activities	¥ 6,091,062	$ 869,371	¥ 4,229,272	¥ 2,900,425
Net cash used in investing activities	(7,786,503)	(1,111,358)	(3,209,806)	(3,447,099)
Net cash used in financing activities	(333,600)	(47,615)	333,600
Effect of foreign exchange rate changes on cash and cash equivalents	(20,711)	(2,956)	14,976	7,398
Net (decrease)/ increase in cash and cash equivalents	(2,049,752)	(292,558)	1,368,042	(539,276)
Cash and cash equivalents and restricted cash at beginning of years	4,406,685	628,960	3,038,643	3,577,919
Cash and cash equivalents and restricted cash at end of years	2,356,933	336,402	4,406,685	3,038,643
Parent Company | Reportable Legal Entities
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash provided by/(used in) operating activities	(1,045,431)	(149,213)	1,259,823	(184,240)
Net cash used in investing activities	428,609	61,175	(654,185)
Effect of foreign exchange rate changes on cash and cash equivalents	(6,076)	(867)	3,098
Net (decrease)/ increase in cash and cash equivalents	(622,898)	(88,905)	608,736	(184,240)
Cash and cash equivalents and restricted cash at beginning of years	639,488	91,273	30,752	214,992
Cash and cash equivalents and restricted cash at end of years	¥ 16,590	$ 2,368	¥ 639,488	¥ 30,752